INCOME TAX (Details 2) € in Thousands	Jun. 30, 2024 EUR (€)
SEJO [Member]
IfrsStatementLineItems [Line Items]
Previous
2021	10,907
2022	4,263
2023	9,216
Six months ended 06/30/2024
Total	24,386
Codere Online S.A.U. (Spain) [Member]
IfrsStatementLineItems [Line Items]
Previous	1,923
2021
2022
2023
Six months ended 06/30/2024
Total	1,923
LIFO AenP (Mexico) [Member]
IfrsStatementLineItems [Line Items]
Previous
2021	360
2022	23,661
2023	5,574
Six months ended 06/30/2024
Total	29,595
Codere Online Colombia [Member]
IfrsStatementLineItems [Line Items]
Previous
2021	1,336
2022	4,998
2023	1,710
Six months ended 06/30/2024
Total	8,044
Codere Online U.S. Corp. [Member]
IfrsStatementLineItems [Line Items]
Previous
2021	6,707
2022	46
2023
Six months ended 06/30/2024
Total	6,752
Codere Online Luxembourg [Member]
IfrsStatementLineItems [Line Items]
Previous
2021	3,826
2022	239,237
2023
Six months ended 06/30/2024
Total	€ 243,063